SHARE-BASED COMPENSATION - Schedule Of Stock-Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 911,987	¥ 1,143,685	¥ 1,056,967
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	22,550	43,332	46,395
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	239,800	280,668	262,431
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	317,653	421,411	418,769
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 331,984	¥ 398,274	¥ 329,372